PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Fixtures and electronic equipment	12,588	11,734
Office leasehold improvement	7,238	7,238
Software	2,432	2,432
Property and Equipment	22,258	21,404
Accumulated depreciation	(18,571)	(19,463)
Property and Equipment, net	3,687	1,941

Depreciation expenses on property and equipment were RMB4,888, RMB2,971 and RMB1,779 for the years ended December 31, 2023, 2024 and 2025, respectively.